Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Significant Accounting Policies [Abstract]
Summary of wholly-owned and partially-owned subsidiaries
The material subsidiaries of the Company as at December 31, 2020 are described below:

Subsidiary	Location	Ownership interest	Operations and development projects owned

Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")	Turkey	100%	Kişladağ Mine Efemçukuru Mine
Hellas Gold SA ("Hellas") (1)	Greece	100%	Olympias Mine Stratoni Mine Skouries Project
Eldorado Gold (Québec) Inc. (formerly Integra Gold Corporation)	Canada	100%	Lamaque Mine
Thracean Gold Mining SA	Greece	100%	Perama Hill Project
Thrace Minerals SA	Greece	100%	Sapes Project
Brazauro Recursos Minerais SA ("Brazauro")	Brazil	100%	Tocantinzinho Project
Deva Gold SA ("Deva")	Romania	80.5%	Certej Project
(1) On May 11, 2020, the Company acquired the remaining 5% non-controlling interest in Hellas Gold SA (Note 10).